TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reduced corporate tax rate in current and next fiscal year							12.50%	15.00%	15.00%
Reduced corporate tax rate in current and next fiscal year if located in certain development zone							7.00%	10.00%	10.00%
Withholding tax on dividends distributed out of income for Preferred Enterprises		20.00%
Tax rate on preferred income form a preferred enterprise		16.00%	16.00%	16.00%		16.00%
Tax rate on preferred income form a preferred enterprise, thereafter						16.00%
Tax rate on preferred income form a preferred enterprise in development area						9.00%
Tax rate applicable to preferred enterprises located in development area		7.50%			9.00%
Tax rate applicable to preferred enterprises located in other areas		16.00%
Statutory tax rates		23.00%	23.00%	23.00%	25.00%
Tax loss carryforwards		$ 20,600
Carryforwards Capital losses		10,800
Tax credit carryforward		1,171	$ 1,085
Valuation allowance for deferred tax assets		6,195	6,298
Net change in deferred tax asset valuation allowance		$ 103	$ (138)	$ 271
Minimum [Member]
Statutory tax rates	21.00%
Maximum [Member]
Statutory tax rates	35.00%
Non-Israeli subsidiaries [Member] | Minimum [Member]
Statutory tax rates		28.00%
Non-Israeli subsidiaries [Member] | Maximum [Member]
Statutory tax rates		30.00%
Development area A [Member]
Statutory tax rates		9.00%
Elsewhere [Member]
Statutory tax rates		16.00%